Note 6 - Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
Cost, January 1, 2018	$89,787
Effect of foreign exchange	566
Cost, June 30, 2018	$90,353
Additions	7,839
Effect of foreign exchange	(317)
Cost, December 31, 2018	$97,875
Additions	$450
Write off	(12,126)
Effect of foreign exchange	(517)
Cost, June 30, 2019	$85,682

Accumulated depreciation, January 1, 2018	$59,098
Charge for the period	3,217
Effect of foreign exchange	522
Accumulated depreciation, June 30, 2018	$62,837
Charge for the period	3,539
Effect of foreign exchange	(98)
Accumulated depreciation, December 31, 2018	$66,278
Charge for the period	3,224
Write off	(12,126)
Effect of foreign exchange	(489)
Accumulated depreciation, June 30 , 201 9	56,887
Net book value, January 1, 2018	$30,689
Net book value, June 30, 2018	$27,516
Net book value, December 31, 2018	$31,597
Net book value, June 30 , 201 9	$28,795